Consolidated Statements of Change in Stockholders' Deficit - USD ($)		Preferred stock	Common stock		Additional paid in capital	Accumulated Deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022			$ 74		$ 1,528,926	$ (909,691)	$ (1,863)	$ 617,446
Balance (in Shares) at Dec. 31, 2022			742,416	[1]
Forgiveness of related party's debt
Foreign currency translation adjustments							788	788
Net loss						(7,338,171)		(7,338,171)
Balance at Dec. 31, 2023			$ 74		1,528,926	(8,247,862)	(1,075)	(6,719,937)
Balance (in Shares) at Dec. 31, 2023			742,416	[1]
Issuance of shares upon the reverse recapitalization			$ 13			(2,833,487)		(2,833,474)
Issuance of shares upon the reverse recapitalization (in Shares)	[1]		134,476
Additional shares issued in connection with reverse recapitalization			$ 1		(1)
Additional shares issued in connection with reverse recapitalization (in Shares)	[1]		5,114
Stock compensation expense			$ 10		1,413,448			1,413,458
Stock compensation expense (in Shares)	[1]		101,091
Shares to be issued for stock compensation			$ (8)		8
Shares to be issued for stock compensation (in Shares)	[1]		(82,757)
Shares and warrants issued through private placement			$ 1		58,089			58,090
Shares and warrants issued through private placement (in Shares)	[1]		6,000
Shares and warrants issued through July public offering			$ 17		1,003,983			1,004,000
Shares and warrants issued through July public offering (in Shares)	[1]		166,667
Forgiveness of related party's debt					2,135,573			2,135,573
Shares and warrants issued through November public offering			$ 84		2,304,869			2,304,953
Shares and warrants issued through November public offering (in Shares)	[1]		837,788
Shares issued through warrants exercises			$ 48		261,495			261,543
Shares issued through warrants exercises (in Shares)	[1]		477,659
Shares issued through November Pre-funded warrants exercises			$ 6		189,884			189,890
Shares issued through November Pre-funded warrants exercises (in Shares)	[1]		56,667
Shares issued through debt-to-equity conversion			$ 57		1,499,943			1,500,000
Shares issued through debt-to-equity conversion (in Shares)	[1]		568,182
Shares to be issued for debt-to-equity conversion			$ (57)		57
Shares to be issued for debt-to-equity conversion (in Shares)	[1]		(568,182)
Additional round up shares issued due to 1-for-30 reverse stock split
Additional round up shares issued due to 1-for-30 reverse stock split (in Shares)	[1]		243
Foreign currency translation adjustments							94	94
Net loss						(13,653,340)		(13,653,340)
Balance at Dec. 31, 2024			$ 246		$ 10,396,274	$ (24,734,689)	$ (981)	$ (14,339,150)
Balance (in Shares) at Dec. 31, 2024			2,445,364	[1]

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024